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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year of Quarter Ended: September 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                       This Amendment (Check only one.):
                          [  ] is a restatement.
                          [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Farallon Partners, L.L.C.
                               One Maritime Plaza
                                   Suite 2100
                        San Francisco, California 94111

                        Form 13F File Number: 028-06372

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Mark C. Wehrly
                                Managing Member
                                 (415) 421-2132




                               /s/ Mark C. Wehrly
                           -------------------------
                           San Francisco, California
                               November 16, 2009

                               Explanatory Note:
   In prior Forms 13F filed by this Manager, including the Form 13F filed on August 14, 2009, the List of Other Managers Reporting for this Manager included ChinaRock Capital Management Limited ("ChinaRock"). ChinaRock no longer reports any securities with respect to which this Manager has investment discretion and therefore is no longer included in such List.


                                  Report Type:
                                   13F Notice


               List of Other Managers Reporting for this Manager:

                      Farallon Capital Management, L.L.C.
                        Form 13F File Number: 028-03896

                         Noonday Asset Management, L.P.
                        Form 13F File Number: 028-11402